INVESTMENTS IN AFFILIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2016 and 2015, we have the following participation in investments that are recorded using the equity method:

	2016	2015
Golar Partners (1)	33.9%	30.7%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power Limited ("Golar Power")	50%	—%
OneLNG	51%	—%
The Cool Pool Limited ("Pool Manager") (2)	33%	33%

(1) As of December 31, 2016, we held a 33.9% (2015: 30.7%) ownership interest in Golar Partners and 100% of IDRs.
(2) Pool Manager is a Marshall Islands service company that was established in September 2015 to facilitate the joint operations under the Cool Pool.

The carrying amounts of our investments in our equity method investments as at December 31, 2016 and 2015 are as follows:

(in thousands of $)	2016	2015
Golar Partners	507,182	536,090
ECGS	4,864	5,475
Golar Power	126,534	—
OneLNG	10,200	—
Equity in net assets of affiliates	648,780	541,565

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2016	2015
Cost	746,918	635,714
Dividend	(234,597)	(179,079)
Equity in net earnings of other affiliates	133,001	85,122
Share of other comprehensive (loss) income in affiliate	3,458	(192)
Equity in net assets of affiliates	648,780	541,565

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2016					December 31, 2015
	ECGS	Golar Partners	Pool Manager	Golar Power	OneLNG	ECGS	Golar Partners	Pool Manager
Balance Sheet
Current assets	34,415	160,927	9,695	59,419	19,939	38,030	131,851	4,901
Non-current assets	163	2,091,781	—	567,646	—	205	2,099,811	—
Current liabilities	23,648	215,472	9,695	60,613	1,137	27,320	262,966	4,901
Non-current liabilities	1,203	1,432,807	—	211,060	—	20	1,372,181	—
Non-controlling interest	—	67,976	—	—	—	—	66,765	—

Statement of Operations
Revenue	60,786	441,598	73,348	4,059	—	72,298	434,687	8,356
Net (loss) income	(595)	185,742	—	21,068	(1,200)	661	172,683	—